Revenues from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2022
Revenues from Contracts with Customers
Disaggregation of Revenues from Contracts with Customers (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Revenue from contracts with customers by segment:
Retirement and Income Solutions:
Retirement and Income Solutions — Fee	$522.2	$399.3	$250.5
Retirement and Income Solutions — Spread	11.4	9.9	8.6
Total Retirement and Income Solutions	533.6	409.2	259.1
U.S. Insurance Solutions:
Specialty Benefits insurance	12.2	12.1	12.1
Individual Life insurance	64.4	60.1	48.4
Eliminations	—	(0.1)	(0.1)
Total U.S. Insurance Solutions	76.6	72.1	60.4
Corporate	(0.8)	(1.0)	(0.8)
Total segment revenue from contracts with customers	609.4	480.3	318.7
Adjustments for fees and other revenues not within the scope of revenue recognition guidance (1)	1,557.5	2,202.8	2,025.1
Pre-tax other adjustments (2)	41.0	(3.5)	9.8
Total fees and other revenues per consolidated statements of operations	$2,207.9	$2,679.6	$2,353.6
(1)	Fees and other revenues not within the scope of the revenue recognition guidance primarily represent revenue on contracts accounted for under the financial instruments or insurance contracts standards.
(2)	Pre-tax other adjustments relate to revenues from exited business and the recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and certain market value adjustments to fee revenues.

Retirement and Income Solutions | Retirement and Income Solutions - Fee
Revenues from Contracts with Customers
Disaggregation of Revenues from Contracts with Customers (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Administrative service fee revenue	$519.2	$395.9	$248.4
Other fee revenue	3.0	3.4	2.1
Total revenues from contracts with customers	522.2	399.3	250.5
Fees and other revenues not within the scope of revenue recognition guidance	1,187.0	1,299.6	1,130.4
Total fees and other revenues	1,709.2	1,698.9	1,380.9
Premiums and other considerations	—	0.5	4.9
Net investment income	527.0	442.3	423.0
Total operating revenues	$2,236.2	$2,141.7	$1,808.8

Retirement and Income Solutions | Retirement and Income Solutions - Spread
Revenues from Contracts with Customers
Disaggregation of Revenues from Contracts with Customers (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Deposit account fee revenue	$10.2	$9.2	$8.4
Commission income	1.2	0.7	0.2
Total revenues from contracts with customers	11.4	9.9	8.6
Fees and other revenues not within the scope of revenue recognition guidance	2.9	7.9	9.5
Total fees and other revenues	14.3	17.8	18.1
Premiums and other considerations	1,959.7	1,883.1	3,216.0
Net investment income	1,747.3	2,286.4	2,119.6
Total operating revenues	$3,721.3	$4,187.3	$5,353.7

U.S. Insurance Solutions
Revenues from Contracts with Customers
Disaggregation of Revenues from Contracts with Customers (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Specialty Benefits insurance:
Administrative service fees	$12.2	$12.1	$12.1
Total revenues from contracts with customers	12.2	12.1	12.1
Fees and other revenues not within the scope of revenue recognition guidance	18.5	19.0	19.2
Total fees and other revenues	30.7	31.1	31.3
Premiums and other considerations	2,771.1	2,496.5	2,330.8
Net investment income	179.8	179.2	160.6
Total operating revenues	$2,981.6	$2,706.8	$2,522.7

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Individual Life insurance:
Administrative service fees	$26.9	$26.2	$21.6
Commission income	37.5	33.9	26.8
Total revenues from contracts with customers	64.4	60.1	48.4
Fees and other revenues not within the scope of revenue recognition guidance	333.2	858.8	849.5
Total fees and other revenues	397.6	918.9	897.9
Premiums and other considerations	535.9	333.9	329.1
Net investment income	392.4	794.3	718.8
Total operating revenues	$1,325.9	$2,047.1	$1,945.8

Corporate
Revenues from Contracts with Customers
Disaggregation of Revenues from Contracts with Customers (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Eliminations	$(0.8)	$(1.0)	$(0.8)
Total revenues from contracts with customers	(0.8)	(1.0)	(0.8)
Fees and other revenues not within the scope of revenue recognition guidance	15.9	17.5	16.5
Total fees and other revenues	15.1	16.5	15.7
Premiums and other considerations	(2.1)	—	—
Net investment income	47.5	50.9	22.2
Total operating revenues	$60.5	$67.4	$37.9